Tri-Continental Corporation
290 Congress Street
Boston, MA 02210
May 1, 2024
VIA EDGAR
Mr. John Grzeskiewicz
U.S. Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, N.E.
Washington, D.C. 20549
RE:
Tri-Continental Corporation (the Registrant) Short-Form Registration Statement on Form N-2 Filing (N-2ASR)

File Nos. 333-278928/811-00266
Post-Effective Amendment No. 3
Dear Mr. Grzeskiewicz:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Registrant’s Post-Effective Amendment No. 3 (Amendment). This Amendment was filed electronically on April 25, 2024.
If you have any questions, please contact either me at (312) 634-9280 or MaryEllen McLaughlin at (617) 385-9540 or Katina Walker at (612) 671-6990.
Sincerely,
Megan E. Garcy Assistant Secretary Tri-Continental Corporation